Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Partners International Core Equity Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,821	$ 14,000	$ 11,895	$ 14,778	$ 13,014	$ 11,708	$ 9,858	$ 11,810	$ 9,636	$ 9,959	$ 10,000
Variable Portfolio – Partners International Core Equity Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,461	13,697	11,672	14,524	12,833	11,565	9,767	11,723	9,598	9,940	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,598	$ 15,987	$ 13,521	$ 15,805	$ 14,205	$ 13,176	$ 10,798	$ 12,526	$ 10,018	$ 9,919	$ 10,000